Leases - Maturities (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Operating leases
2021	$ 105
2022	105
2023	105
2024	106
2025	106
Thereafter	678
Total, Operating leases	1,205
Less: present value discount, Operating leases	436
Lease liabilities, Operating leases	769	$ 900
Finance leases
2021	3,773
2022	3,868
2023	3,965
2024	4,065
2025	4,167
Thereafter	16,937
Total, Finance leases	36,775
Less: present value discount, Finance leases	11,956
Lease liabilities, Finance leases	$ 24,819	$ 26,300